ACQUISITIONS, GOODWILL, INTANGIBLE ASSETS, AND INVESTMENTS (Details 2) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Goodwill, beginning	$ 7,199,567	$ 1,702,119
Impairment losses	0	(1,287,969)
Aggregate goodwill acquired	0	6,785,416
Goodwill, ending	7,199,567	7,199,567
Boston Solars [Member]
Goodwill, beginning	6,785,416	0
Impairment losses	0	0
Aggregate goodwill acquired	0	6,785,416
Goodwill, ending	6,785,416	6,785,416
Direct Solars America [Member]
Goodwill, beginning		1,212,969
Impairment losses		(1,212,969)
Aggregate goodwill acquired		0
Goodwill, ending		0
Box Pure Airs [Member]
Goodwill, beginning	414,151	414,151
Impairment losses	0	0
Aggregate goodwill acquired	0	0
Goodwill, ending	$ 414,151	414,151
EnergyWyzes [Member]
Goodwill, beginning		75,000
Impairment losses		(75,000)
Aggregate goodwill acquired		0
Goodwill, ending		$ 0